Intangible Assets - Schedule of Movement In Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	£ 115,343	£ 118,787
Differences on exchange	569	(3,079)
– acquisitions		75
Amortisation charge	(435)	(459)
Impairment	(84)	(239)
Net book value at 31 December	115,625	115,343
Internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	139	142
Not internally generated [member]
Disclosure Of Intangible Assets [Line Items]
– internal development	93	116
Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	118,344	121,364
Net book value at 31 December	118,843	118,344
Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(3,218)	(3,001)	£ (2,577)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	43,319	44,316
Differences on exchange	(68)	(824)
– acquisitions		36
Impairment	(57)	(209)
Net book value at 31 December	43,194	43,319
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	43,319	44,316
Net book value at 31 December	43,194	43,319
Computer Software
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	422	427
Differences on exchange	(3)	(3)
Reallocations	118	127
Amortisation charge	(116)	(121)
Impairment	(13)	(8)
Net book value at 31 December	408	422
Computer Software | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	1,307	1,207
Net book value at 31 December	1,266	1,307
Computer Software | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(858)	(885)	(780)
Other Trademarks and Similar Assets
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	71,482	73,929
Differences on exchange	640	(2,252)
– acquisitions		39
Reallocations	18	23
Amortisation charge	(319)	(338)
Impairment	(14)	(22)
Net book value at 31 December	71,867	71,482
Other Trademarks and Similar Assets | Not internally generated [member]
Disclosure Of Intangible Assets [Line Items]
– internal development	60	103
Other Trademarks and Similar Assets | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	73,598	75,726
Net book value at 31 December	74,227	73,598
Other Trademarks and Similar Assets | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(2,360)	(2,116)	£ (1,797)
Assets In the Course of Development
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	120	115
Differences on exchange	0
Reallocations	(136)	(150)
Net book value at 31 December	156	120
Assets In the Course of Development | Internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	139	142
Assets In the Course of Development | Not internally generated [member]
Disclosure Of Intangible Assets [Line Items]
– internal development	33	13
Assets In the Course of Development | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	120	115
Net book value at 31 December	£ 156	£ 120